(Delaware U.S. Growth Fund)
What is the Fund's investment objective?
Delaware U.S. Growth Fund seeks long-term capital appreciation by investing in equity securities of companies we believe have the potential for sustainable free cash flow growth.
What are the Fund's fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Delaware U.S. Growth Fund)	Class A	Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Delaware U.S. Growth Fund)	Class A	Class C	Class R	Institutional Class
Management fees	0.57%	0.57%	0.57%	0.57%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	none
Other expenses	0.24%	0.24%	0.24%	0.24%
Total annual fund operating expenses	1.06%	1.81%	1.31%	0.81%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Delaware U.S. Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	677	893	1,126	1,795
Class C	284	569	980	2,127
Class R	133	415	718	1,579
Institutional Class	83	259	450	1,002

Expense Example, No Redemption (Delaware U.S. Growth Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class C	184	569	980	2,127

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. investments (80% policy). The Fund invests primarily in common stocks of companies that its portfolio managers believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. Using a bottom-up approach, the portfolio managers seek to select securities they believe have large end-market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. The portfolio managers also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give the portfolio managers insight into the outlook for a company, helping identify companies poised for sustainable free cash flow growth. The portfolio managers believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company's stock. The portfolio managers may sell a security if they no longer believe that the security is likely to contribute to meeting the investment objective of the Fund or if there are other opportunities that appear more attractive.

The Fund's 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days' notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Futures and options risk — The possibility that a fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the portfolio manager anticipated. Futures and options also involve additional expenses (such as the payment of premiums), which could reduce any benefit or increase any loss that a fund gains from using the strategy.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

How has Delaware U.S. Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A's highest quarterly return was 15.80% for the quarter ended March 31, 2012 and its lowest quarterly return was -22.40% for the quarter ended Dec. 31, 2008. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Average annual total returns for periods ended December 31, 2014
Average Annual Total Returns (Delaware U.S. Growth Fund)	1 Year	5 Years	10 Years
Class A	5.99%	15.05%	7.93%
Class A return after taxes on distributions	5.28%	14.89%	7.86%
Class A return after taxes on distributions and sale of Fund shares	3.99%	12.15%	6.47%
Class C	10.59%	15.54%	7.78%
Class R	12.16%	16.12%	8.31%
Institutional Class	12.69%	16.70%	8.85%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	13.05%	15.81%	8.49%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.